Consolidated Balance Sheets	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents (including RMB 431,482,823 and RMB 434,976,983 (US$ 66,854,738 ) from consolidated trusts as of December 31, 2016 and 2017, respectively)	$ 1,050,106,223	¥ 6,832,306,121	¥ 785,769,977
Restricted cash	346,225,287	2,252,645,588
Short-term investments	46,109,156	300,000,000	430,200,000
Short-term loan principal and financing service fee receivables (net of allowance of RMB 103,624,704 and RMB 519,254,006 (US$ 79,807,879); including net deferred origination costs of RMB 100,598 and RMB nil (US$ nil) as of December 31, 2016 and 2017, respectively; including RMB 1,003,015,844 and RMB 5,582,178,034 (US$ 857,965,054) from consolidated trusts as of December 31, 2016 and 2017, respectively)	1,346,163,672	8,758,544,694	4,826,790,951
Short-term finance lease receivables (net of allowance of RMB nil and RMB nil (US$ nil) as of December 31, 2016 and 2017, respectively; including unearned revenue of RMB nil and RMB 604,504 (US$ 92,911) as of December 31, 2016 and 2017, respectively)	1,307,731	8,508,487
Short-term amounts due from related parties (including RMB 122,572,747 and RMB 476,431,262 (US$ 73,226,144) from consolidated trusts as of December 31, 2016 and 2017, respectively)	84,720,167	551,214,823	585,905,707
Other current assets (net of allowance of RMB 11,822,819 and RMB 11,822,819 (US$ 1,817,134); including RMB 826,849 and RMB 83,623,450 (US$ 12,852,689) from consolidated trusts as of December 31, 2016 and 2017, respectively)	74,135,986	482,350,979	300,276,624
Total current assets	2,948,768,222	19,185,570,692	6,928,943,259
Non-current assets:
Long-term loan principal and service fee receivables (net of allowances of RMB 1,489,035 and RMB nil (US$ nil) as of December 31 2016 and 2017, respectively)			87,822,067
Long-term finance lease receivables (net of allowance of RMB nil and RMB nil (US$ nil) as of December 31, 2016 and 2017, respectively; including unearned revenue of RMB nil and RMB 6,006,018 (US$ 923,108) as of December 31, 2016 and 2017, respectively)	2,751,153	17,899,825
Investment in equity method investee	6,842,375	44,518,544	65,194,817
Property and equipment, net	709,062	4,613,368	4,885,886
Intangible assets	908,019	5,907,842	128,299
Deferred tax assets	17,745,971	115,460,611	17,787,699
Long-term amounts due from related parties			1,000,000
Other non-current assets	990,528	6,444,671	11,836,980
Total non-current assets	29,947,108	194,844,861	188,655,748
TOTAL ASSETS	2,978,715,330	19,380,415,553	7,117,599,007
Current liabilities:
Short-term borrowings and interest payables (including short-term borrowings of the consolidated VIE without recourse to the Company of RMB 4,183,230,858 and RMB 7,979,414,522 (US$ 1,226,413,556) as of December 31, 2016 and 2017, respectively)	1,226,413,556	7,979,414,522	4,183,230,858
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of RMB 158,764,424 and RMB 293,946,084 (US$ 45,178,686) as of December 31, 2016 and 2017, respectively)	48,521,095	315,692,795	215,664,919
Short-term amounts due to related parties (including short-term amounts due to related parties of the consolidated VIE without recourse to the Company of RMB 19,605,313 and RMB 815,262,682 (US$ 125,303,580) as of December 31, 2016 and 2017, respectively)	110,594,814	719,563,038	20,473,187
Guarantee liabilities (including guarantee liabilities of the consolidated VIE without recourse to the Company of RMB 6,207,812 and RMB 46,981,325 (US$ 7,220,897) as of December 31, 2016 and 2017, respectively)	7,220,897	46,981,325	6,207,812
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Company of RMB 102,380,663 and RMB 268,797,914 (US$ 41,313,483) as of December 31, 2016 and 2017, respectively)	41,248,201	268,373,167	102,380,663
Total current liabilities	1,433,998,563	9,330,024,847	4,527,957,439
Non-current liabilities:
Long-term borrowings and interest payables (including long-term borrowings of the consolidated VIE without recourse to the Company RMB 76,052,124 and RMB 510,023,905 (US$ 78,389,239) as of December 31, 2016 and 2017, respectively)	78,389,239	510,023,905	76,052,124
Total non-current liabilities	78,389,239	510,023,905	76,052,124
Total liabilities	1,512,387,802	9,840,048,752	4,604,009,563
Commitments and contingencies
Mezzanine equity
Mezzanine equity			5,943,978,230
Shareholders' equity/ (deficit):
Common stock			54,754
Treasury shares	(64,731,845)	(421,164,802)
Additional paid-incapital	1,163,749,478	7,571,703,230	80,458,209
Accumulated other comprehensive loss	(11,980,305)	(77,947,461)
Accumulated (deficit)/ retained earnings	379,256,237	2,467,554,858	(3,510,901,749)
Total shareholders' (deficit)/ equity	1,466,327,528	9,540,366,801	(3,430,388,786)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/ EQUITY	2,978,715,330	19,380,415,553	7,117,599,007
Series A-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			69,914,696
Series A-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			127,712,583
Series B-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			1,028,344,036
Series B-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			139,829,364
Series B-3 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			851,417,151
Series C-1 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			1,007,869,205
Series C-2 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			520,213,268
Series C-3 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			357,818,719
Series C-4 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			289,204,957
Series C-5 Convertible Preferred Shares [Member]
Mezzanine equity
Mezzanine equity			¥ 1,551,654,251
Class A Voting Ordinary Shares [Member]
Shareholders' equity/ (deficit):
Common stock	27,226	177,140
Class B Voting Ordinary Shares [Member]
Shareholders' equity/ (deficit):
Common stock	$ 6,737	¥ 43,836